UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL  60187
(Address of principal executive offices)  (Zip code)

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

855-267-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:
July 22, 2019 (Commencement of Operations) through October 31, 2019

Annual Report 2019
For the initial period from July 22, 2019 (Commencement of Operations)
through October 31, 2019

         Amplify Seymour Cannabis ETF CNBS

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Amplify Seymour Cannabis ETF (“Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Amplify Seymour Cannabis ETF is distributed by Foreside Fund Services, LLC, Member FINRA/SIPC. There is no affiliation between the Amplify Seymour Cannabis ETF, including its principals, and Foreside Fund Services, LLC.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Amplify Seymour Cannabis ETF (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at amplifyetfs.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Amplify Seymour Cannabis ETF:

See Our Website @ amplifyetfs.com
or
Call Our Shareholder Services Group at 800-773-3863

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://amplifyetfs.com/cnbs, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://amplifyetfs.com/cnbs.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Amplify ETF Trust

Market Performance
(Unaudited)
October 31, 2019

Many investors may look back at US stock market performance in 2019 and scratch their heads. Despite tensions related to a potential trade war with China, the potential impeachment of a US President and several defensive interest rate cuts by the US Federal Reserve, the S&P roared to 27.74% return through December 11, 2019. Many retail US investors decided to take on a more conservative bent to equity exposure in 2019 after a rough period of performance in the US markets in the fourth quarter of 2018. In fact, US money market assets rose to a 10-year high – historically a sign of worry by equity investors – by the third quarter end of 2019. That proved to be the wrong move by investors as the S&P 500 as of December 11, 2019 was on pace to have its best year since 2013, when it returned 32.39%.

So, what are some reasons the S&P 500 has had such a great year? Many market researchers point to numerous healthy US economic data points present in 2019 that have pushed equity valuations higher. Unemployment rates hovered at 50-year lows, empowering consumer spending which makes up the majority of US GDP. With unemployment so low, it is no wonder that US wage growth was steady in 2019, which again was accretive to the US consumer. Perhaps predictably due to the aforementioned data, consumer sentiment and confidence remained healthy in 2019 despite the many headline risks that seemed to dominate news coverage. Heading into the end of 2019, it appears US holiday spending is on track to surpass $1 trillion dollars for the first time in US history. Finally, the current news cycle is supportive of one of the biggest economic and investor risks moving in the right direction, a China trade deal. Reports suggest the US has offered to roll back several existing tariffs on Chinese goods as part of ongoing negotiations. Should a deal be struck, this could push equity markets higher due to the resolution of this headline risk.

Despite the S&P 500 returning over 27% year to date, not every stock or sector delivered this type of performance. Reviewing the eleven sectors that comprise the S&P 500 index shows a variety of significant performance differences, through December 11, 2019. In fact, four of the eleven S&P 500 sectors gained more than 25% year-to-date in 2019. Leading the pack with just over a 41% gain was the high growth-oriented Technology sector. A distant second, third and fourth place were the Communication Services sector with a 27.4% gain, and perhaps surprisingly the Financials with a 26.9% move, followed by the Industrial sector with a 26% gain. Rounding out the sectors that returned over 20% year to date were Consumer Staples, Consumer Discretionary and Real Estate. The Utilities and Materials sectors just missed being in this group with a 19.3% and 18.9% return respectively. Finally, the big laggard in terms of S&P 500 sector performance was Energy, delivering just a 4.05% return year to date.

Looking forward to 2020, it appears many investors may find themselves with the opposite sentiment from the year before. At the beginning of 2019, many investors were scared of the US equity market, fears tied to a strong decline in the fourth quarter of 2018. This led to many investors either sitting out or having muted participation in the 2019 US equity market rally. Now these same investors may go into 2020 dealing with FOMO (the Fear of Missing Out), of the potential for further positive momentum in the S&P 500 in 2020. This potential large source of new money going into the US equity market could be a positive catalyst for valuations in the early part of the New Year.

Ultimately, however, many of the same data points and risks from 2019 are likely to dictate overall US stock market performance in 2020: US China trade dynamics, unemployment, consumer data and the direction of US interest rates. The new wild card in 2020 that investors will need to monitor is the US Presidential election. Historically, healthy US economic and consumer data has been a been positive for incumbents. With that being said, between mid-December of 2019 and the November 2020 election there is significant time for data and sentiment to evolve, so investors will need to be closely following these numbers heading into election season.

Past performance does not guarantee future results.

Investing involves risk; Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Dow Jones Industrial Average: It is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ.

S&P 500 Index: The S&P 500 is a market value weighted index and one of the common benchmarks for the U.S. stock market.

Nasdaq 100: An index composed of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange.

Amplify Seymour Cannabis ETF

Performance Update
(Unaudited)

For the period from July 22, 2019 (Commencement of Operations) through October 31, 2019

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on July 22, 2019 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Amplify Seymour Cannabis ETF versu the S&P 500 Total Return Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the Index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns

As of	One	Three	Since	Inception
October 31, 2019	Month	Months	Inception*	Date
Amplify Seymour Cannabis ETF - NAV Return	-24.22%	-34.16%	-37.28%	07/22/19
Amplify Seymour Cannabis ETF - Market Value Return	-11.69%	-33.28%	-34.66%	07/22/19
S&P 500 Total Return Index	2.17%	2.43%	2.29%	N/A

* Not annualized.

(Continued)

Amplify Seymour Cannabis ETF

Performance Update
(Unaudited)

For the period from July 22, 2019 (Commencement of Operations) through October 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses paid with securities lending offset credits, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of the Fund for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through July 23, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Reimbursement and Fee Waiver Agreement.  Without the waiver, the expenses would be 0.79% per the Fund’s most recent prospectus dated July 8, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting amplifyetfs.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Amplify Seymour Cannabis ETF

Schedule of Investments

October 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 98.33%

Consumer Staples - 6.62%
*	Neptune Wellness Solutions, Inc. (b)	55,055	$184,985
*	Village Farms International, Inc. (b)	22,372	176,963
			361,948
Financials - 12.08%
*	Auxly Cannabis Group, Inc.	180,040	91,599
	Canaccord Genuity Group, Inc.	70,462	286,792
*	Canopy Rivers, Inc. - Class A	178,969	218,802
*	Silver Spike Acquisition Corp.	6,181	62,614
			659,807
Health Care - 79.31% (a)
*	48 North Cannabis Corp.	276,171	121,634
*	Aleafia Health, Inc.	107,184	58,602
*	Aphria, Inc. (b)	53,473	267,994
*	Arena Pharmaceuticals, Inc.	3,066	149,360
*	Aurora Cannabis, Inc. (b)	74,466	267,333
*	Canopy Growth Corp. (b)	18,515	369,559
*	Cara Therapeutics, Inc.	11,648	241,812
*	cbdMD, Inc. (b)	27,048	95,209
*	Charlotte's Web Holdings, Inc. (b)	18,774	232,234
*	Cronos Group, Inc.	14,910	122,411
*	Emerald Health Therapeutics, Inc.	142,835	87,855
*	Flower Corp.	65,583	108,566
*	GW Pharmaceuticals PLC	3,136	419,660
*	HEXO Corp. (b)	44,394	95,447
*	Khiron Life Sciences Corp.	179,592	135,011
*	Medipharm Labs Corp.	78,932	278,111
*	Organigram Holdings, Inc.	76,251	253,916
	PerkinElmer, Inc.	1,911	164,289
*	Pharmacielo Ltd.	57,631	124,723
*	Sundial Growers, Inc.	19,817	64,405
*	Supreme Cannabis Co, Inc.	247,646	133,517
*	Tilray, Inc. (b)	5,803	129,465
*	Vivo Cannabis, Inc.	410,578	82,621
*	WeedMD, Inc.	186,445	158,568
*	Zynerba Pharmaceuticals, Inc.	22,092	171,434
			4,333,736
Industrials - 0.32%
*	Akerna Corp.	3,605	17,664
			17,664

	Total Common Stocks (Cost $7,494,151)		5,373,155

REAL ESTATE INVESTMENT TRUST - 2.97%
	Innovative Industrial Properties, Inc.	2,135	162,260

	Total Real Estate Investment Trust (Cost $215,822)		162,260
			(Continued)

Amplify Seymour Cannabis ETF

Schedule of Investments - Continued

As of October 31, 2019
			Value (Note 1)

Investments, at Value (Cost $7,709,973) - 101.30%			$5,535,415

Liabilities in Excess of Other Assets - (1.30)%			(70,851)

Net Assets - 100%			$5,464,564

* Non income-producing investment
The following acronym or abbreviation is used in this schedule of investments:
PLC - Public Limited Company
(a)	As of October 31, 2019, the Fund had a significant portion of its assets invested in this sector and, therefore, is subject to additional risks. See Note 7 in Notes to the Financial Statements.
(b)	All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $1,599,960 or 29.28% of net assets.

Summary of Investments
by Sector	% of Net
	Assets	Value
Common Stocks:
Consumer Staples	6.62%	$361,948
Financials	12.08%	659,807
Health Care	79.31%	4,333,736
Industrials	0.32%	17,664
Real Estate Investment Trust	2.97%	162,260
Liabilities in Excess of Other Assets	-1.30%	(70,851)
Total Net Assets	100.00%	$5,464,564

See Notes to Financial Statements

Amplify Seymour Cannabis ETF

Statement of Assets and Liabilities

As of October 31, 2019

Assets:
Investments, at Value (cost $7,709,973)(a)	$5,535,415
Cash Collateral for Securities Lending	1,624,623
Segregated Cash Balance with Authorized Participant for Deposit Securities	32,931
Receivables:
Dividends	93
Securities Lending Income, Net of Securities Lending Credit	23,680

Total assets	7,216,742

Liabilities:
Due to Custodian	7,977
Payables:
Cash Collateral for Securities Lending	1,624,623
Fund Shares Repurchased	10,268
Collateral upon Return of Deposit Securities	32,931
Accrued expenses:
Professional Fees	33,408
Administration Fees	12,329
Custody Fees	4,374
Principal Financial Officer Fees	4,110
Registration and Filing Fees	4,027
Trustee Fees and Meeting Expenses	3,288
Advisory Fees	3,058
Chief Compliance Officer Fees	2,933
Distribution Fees	2,740
Transfer Agent fees	2,740
Proxy Services	1,370
Insurance Fees	995
IOPV Service Fees	847
SEC 24F-2 Fees	160

Total liabilities	1,752,178

Total Net Assets	$5,464,564

Net Assets Consist of:
Paid in Capital ($0.01 par value)	$7,866,205
Accumulated Deficit	(2,401,641)

Total Net Assets	$5,464,564
Shares Outstanding, no par value (unlimited authorized shares)	350,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$15.61

(a) Includes loaned securities with a value of $1,599,960.

See Notes to Financial Statements

Amplify Seymour Cannabis ETF

Statement of Operations

For the initial period from July 22, 2019 (Commencement of Operations) through October 31, 2019

Investment Income:
Securities Lending (net of securities lending credit)	$5,350
Dividends (net of foreign withholding tax of $326)	3,353

Total Investment Income	8,703

Expenses:
Professional Fees	33,409
Administration Fees (Note 2)	12,329
Advisory Fees	8,570
Custody Fees (Note 2)	4,374
Principal Financial Officer Fees	4,110
Registration and Filing Fees	4,027
Trustee Fees and Meeting Expenses (Note 2)	3,288
Chief Compliance Officer Fees (Note 2)	2,933
Distribution Fees	2,740
Transfer Agent fees (Note 2)	2,740
Proxy Services	1,370
Insurance Fees	995
IOPV Service Fees	847
SEC 24F-2 Fees	160

Total Expenses	81,892

Expenses waived by the Advisor (note 2)	(5,512)
Securities lending credit (Note 4)	(66,278)

Net Expenses	10,102

Net Investment Loss	(1,399)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(225,684)

Net change in unrealized depreciation on investments	(2,174,558)

Net Realized and Unrealized Loss on Investments	(2,400,242)

Net Decrease in Net Assets Resulting from Operations	$(2,401,641)

See Notes to Financial Statements

Amplify Seymour Cannabis ETF

Statement of Changes in Net Assets

For the initial period from July 22, 2019 (Commencement of Operations) through October 31, 2019

Operations:
Net investment loss	$(1,399)
Net realized loss from investment transactions	(225,684)
Net change in unrealized depreciation on investments	(2,174,558)

Net Decrease in Net Assets Resulting from Operations	(2,401,641)

Beneficial Interest Transactions:
Shares sold	7,866,205
Shares repurchased	-

Increase from Beneficial Interest Transactions	7,866,205

Net Increase in Net Assets	5,464,564

Net Assets:
Beginning of period	-
End of period	$5,464,564

Share Information:
Shares Sold	350,000
Shares Repurchased	-
Net Increase in Shares of Beneficial Interest	350,000

See Notes to Financial Statements

Amplify Seymour Cannabis ETF

Financial Highlights

For a share outstanding during the initial period from July 22, 2019
Commencement of Operations) through October 31, 2019

Net Asset Value, Beginning of Period	$24.71

Income (Loss) from Investment Operations:
Net investment loss (c)	(0.00)	(g)
Net realized and unrealized loss on investments	(9.10)

Total from Investment Operations	(9.10)

Net Asset Value, End of Period	$15.61

Total Return (c)	(37.28)%	(b)

Net Assets, End of Period (in thousands)	$5,465

Ratios of:
Gross Expenses to Average Net Assets (f)	6.14%	(a)
Net Expenses to Average Net Assets	0.75%	(a)
Net Investment Income to Average Net Assets, net of waived expenses and securities
lending credit	(0.10)%	(a)

Portfolio turnover rate (e)	22.65%	(b)

(a) Annualized.
(b) Not annualized.
(c) Calculated using the average shares method.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e) Excludes the impact of in-kind transactions.
(f)	Represents the ratio of expenses to average net assets absent securities lending credits, fee waivers and/or expense reimbursements by the Advisor.
(g) Less than $0.005.

See Notes to Financial Statements

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

1.       Organization and Significant Accounting Policies

The Amplify Seymour Cannabis ETF, an exchange-traded fund (the “Fund”), is a non-diversified series of the Amplify ETF Trust (the “Trust”). The Trust was established as a Massachusetts business trust on January 6, 2015 and is authorized to issue an unlimited amount of shares in one or more series of funds.  The Trust is an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust consists of ten series, one of which is covered in this report.

The Fund commenced operations on July 22, 2019. The investment objective of the Fund is to provide investors capital appreciation by investing in the equity securities of companies engaged in cannabis and hemp-related activities selected by the Fund’s Advisor, Amplify Investments LLC (the “Advisor”).  The Fund will invest at least 80% of its net assets (including investment borrowings) in the securities of companies that derive 50% or more of their revenue from cannabis and hemp ecosystem.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Foreside Fund Services, LLC. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol CNBS, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

A creation unit will generally not be issued until the transfer of good title to the Fund of the deposit securities and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the corresponding Fund deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of October 31, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks (b)	$5,373,155	$5,373,155	$-	$-
Real Estate Investment Trust	162,260	162,260	-	-
Total Assets	$5,535,415	$5,535,415	$-	$-

(a)	The Fund did not hold any Level 3 securities during the initial period ended October 31, 2019.
(b)	Refer to the Schedule of Investments for a breakdown by sector.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund generally declares and distributes dividends from net investment income and capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV.

Foreign Currency Translation
The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Organizational and Offering Costs
All organizational and offering costs incurred to establish the Fund were paid by the Advisor and are not subject to reimbursement.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Amplify Investments LLC, calculated at the annual rate of 0.65% of the Fund’s average daily net assets.  During the initial period ended October 31, 2019, the Fund incurred $8,570 in advisory fees, of which $5,512 were waived by the Advisor.

The Advisor has engaged Penserra Capital Management LLC as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor based on an annual percentage rate of the average daily net assets of the Fund or minimum fee as follows: a fee that is equal to the greater of (i) $20,000 per annum or (2) 0.05% per annum of the average daily net assets of the Fund on the first $500 million; 0.04% on the next $500 million; and 0.03% on assets over $1 billion, calculated daily and paid monthly. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The Advisor has entered into a contractual agreement (the “Expense Reimbursement and Fee Waiver Agreement”) with the Trust, on behalf of the Fund, under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses paid with securities lending offset credits, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses)  to not more than 0.75% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement is through July 23, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

Recoupment Expiration	Amount of Recoupment
October 31, 2022	$5,512

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $45,000 per annum.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.055%
On the next $250 million	0.045%
On the next $500 million	0.035%
On assets over $1 billion	0.025%

The Fund incurred $12,329 in administration fees for the initial period from July 22, 2019 (Commencement of Operations) through October 31, 2019.

Compliance Services
Ed Keiley of Amplify Investments LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  He is entitled to receive customary fees from the Fund for his services pursuant to the Compliance Services arrangement with the Fund.

Principal Financial Services
Brad Bailey of Amplify Investments LLC provided services as the Trust’s Principal Financial Officer (the “PFO”).  He is entitled to receive customary fees from the Fund for his services pursuant to the Principal Financial Services arrangement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Fund Accounting
The Administrator serves as the Fund Accountant for the Fund.  For its services, the Fund Accountant is entitled to receive compensation from the Fund pursuant to the Fund Accounting fee arrangements with the Fund.

Custodian
Cowen Execution Services, LLC (“Custodian”) serves as the Custodian for the Fund.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custody fee arrangements with the Fund.

All officers and two Trustees of the Trust are also officers or employees of the Advisor or its affiliates. For their services, the Chief Compliance Officer and the Principal Financial Officer are entitled to receive compensation from the Fund pursuant to their fee arrangements with the Fund.

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

3.       Purchases and Sales of Investment Securities

For the initial period ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and in-kind transactions) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,195,628	$1,108,945

In-Kind Purchases	In-Kind Redemptions
$7,848,983	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended October 31, 2019.

4.       Securities Lending

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Fund’s Custodian (the “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. Collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and the Securities Lending Agent.

The Fund receives compensation in the form of fees and may earn interest on the reinvestment of cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of October 31, 2019, the Fund had loaned securities and received cash collateral for the loans. The cash collateral may be invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of October 31, 2019, the values of the securities on loan and payable for collateral due to brokers were as follows:

Value of Securities on Loan	Payable for Collateral Received
$1,599,960	$1,624,623

Fees and interest income earned on collateral investments and recognized by the Fund under the securities lending program is reflected in the Fund’s Statement of Operations as securities lending income and securities lending credit.  The Fund earned $71,628 of securities lending income during the initial period ended October 31, 2019, of which $66,278 was used to offset allowable expenses and is presented as securities lending credit on the Statement of Operations.

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the initial period ended October 31, 2019 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period ended October 31, 2019, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from July 22, 2019 (Commencement of Operations) through October 31, 2019.

There were no reclassifications for permanent book/tax differences during the initial period ended October 31, 2019.

At October 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$7,811,155

Gross Unrealized Appreciation	$1,213
Gross Unrealized Depreciation	(2,276,953)
Net Unrealized Depreciation	(2,275,740)

Undistributed Ordinary Income	-
Accumulated Capital and Other Losses	(125,901)

Accumulated Deficit	$(2,401,641)

The difference between book and tax-basis cost is attributable to the deferral on wash sales. For tax purposes, the current late year losses of $1,390 were incurred for the period since inception on July 22, 2019 through October 31, 2019. These losses will be recognized as of the first day of the Fund’s next fiscal year on November 1, 2019. The Fund has a capital loss carryforward of $124,511, all of which is short-term in nature. The capital loss carryforward has no expiration date.

6.       New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the initial period ended October 31, 2019.

7.       Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Cannabis Industry Risk. Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

(Continued)

Amplify Seymour Cannabis ETF

Notes to Financial Statements

As of October 31, 2019

Health Care Companies Risk. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

8.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Amplify ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Amplify Seymour Cannabis ETF (the “Fund”), a series of Amplify ETF Trust, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period July 22, 2019 (commencement of operations) through October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations, changes in net assets and the financial highlights for the period July 22, 2019 (commencement of operations) through October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Amplify Investments, LLC since 2015.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2019

Amplify Seymour Cannabis ETF

Additional Information (Unaudited)

As of October 31, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s initial period from July 22, 2019 (Commencement of Operations) through October 31, 2019.

During the initial period, the Fund paid no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from July 22, 2019 through October 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Amplify Seymour Cannabis ETF

Additional Information (Unaudited)

As of October 31, 2019

	Beginning Account Value July 22, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 624.40	$1.70
	$1,000.00	$1,011.87	$2.11
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.75%, for the initial period, multiplied by 102/365 (to reflect the initial period).

5.       Distribution of Premiums and Discounts

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

6.       Approval of the Investment Advisory and Sub-Advisory Agreements

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 12, 2019, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Advisor”) and the Trust, on behalf of the Amplify Seymour Cannabis ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Advisor and Penserra Capital Markets, LLC (the “Sub-Advisor”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Advisor. Prior to the meeting held on March 12, 2019, the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Advisor and the Sub-Advisor; (ii) the Advisor and the Sub-Advisor’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Advisor and the Sub-Advisor; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on March 12, 2019, representatives from the Advisor and the Sub-Advisor, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor and the Sub-Advisor’s fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Advisor provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Advisor and Sub-Advisor’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

(Continued)

Amplify Seymour Cannabis ETF

Additional Information (Unaudited)

As of October 31, 2019

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Advisor’s services, the Trustees considered information concerning the functions to be performed by the Advisor and the Sub-Advisor and the personnel and resources of the Advisor and Sub-Advisor, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Advisor and Sub-Advisor regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Advisor in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Advisor on the Fund’s proposed an initial investment management fee of 0.75%, as compared to information provided by the Advisor on other similar products. The Trustees also considered that the Advisor and Sub-Advisor did not manage any similar accounts. The Trustees noted that the Advisor has agreed to pay all expenses of the Fund exceeding the Fee Waiver amount, including fees payable to the Sub-Advisor, except brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses paid with securities lending offset credits, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Advisor and Sub-Advisor. In conjunction with their review of the investment management fee, the Trustees considered information provided by the Advisor on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Advisor’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Advisor with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Advisor as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Advisor’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the investment management fee was reasonable and appropriate. The Trustees noted that the Advisor and Sub-Advisor had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

7.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $3,288 during the initial period ended October 31, 2019 from the Fund for their services to the Fund and Trust.

(Continued)

Amplify Seymour Cannabis ETF

Additional Information (Unaudited)

As of October 31, 2019

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael DiSanto c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1979	Trustee	Since Inception	Attorney, City of Naperville, Illinois (2007 - present); Member, Elder Board of the Compass Church, (2013 - present); Adjunct Professor, Aurora (2012)	9	None.
Rick Powers c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1957	Trustee	Since Inception	Deputy Commissioner, Transportation, State of Indiana (2014 - present); Director, Code Enforcement, City of Indianapolis, Indiana (2001 - 2014)	9	None.
Mark Tucker c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since Inception	Sole member, Aspen Equity Partners, LLC (2009 - present); New Liberty Popcorn, LLC (2015 - present)	9	None.
Interested Trustees
Christian Magoon c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1974	Chairman of the Board of Trustees; Chief Executive Officer and President	Since Inception	Chief Executive Officer, Magoon Capital (2010 - present); Chief Executive Officer, YieldShares, LLC (2013 - present); Chief Executive Officer, President Amplify Investments (2015 – present)	9	None.
John Phillips c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1958	Secretary	Since Inception	Chief Operating Officer and Head of Product Development, Amplify Investments (2015 - present); Managing Director, White, Weld & Co. (2007 - 2015)	9	N/A
Other Officers
Ed Keiley c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer	Since Inception	Chief Compliance Officer, Amplify Investments (2016 - present); Trader Compliance, Inc. (2003 - present)	N/A	N/A
Brad H. Bailey c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Year of Birth: 1967	Chief Financial Officer	Since 2016	Chief Financial Officer, Amplify Investments (2016 - present); Chief Financial Officer, Copia Capital LLC (2014 - 2016); Chief Financial Officer, Central Square Management LLC (2011 - 2014)	N/A	N/A

Amplify Seymour Cannabis ETF
is a series of the
Amplify ETF Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Amplify Investments LLC
116 South Franklin Street	310 South Hale Street
Post Office Box 69	Wheaton, Illinois 60187
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	amplifyetfs.com

Item 2.  Code of Ethics
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.  Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) and Item 3(c) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. Mark Tucker.  Mr. Tucker is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
(a)
Audit Fees – Audit fees billed for the Amplify Seymour Cannabis ETF (the “Fund”), a series of the Amplify ETF Trust (the “Trust”), for the initial period from July 22, 2019 (commencement of operations) through October 31, 2019 (the “Period”) are reflected in the table below.  This amount represents aggregate fees billed for professional services rendered by the registrant’s independent accountant, Cohen & Company, Ltd. (the “Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for the period.

Fund	July 22, 2019 (Commencement of Operations) through October 31, 2019
Amplify Seymour Cannabis ETF	$14,500
(b)
Audit-Related Fees – There were no additional fees billed during the Period for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed during the Period for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	July 22, 2019 (Commencement of Operations) through October 31, 2019
Amplify Seymour Cannabis ETF	$3,000

(a)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the Period.
(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the Period at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)
The aggregate non-audit fees billed by the Accountant to the Fund for services rendered during the Period was $3,000. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)     Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael DiSanto, Rick Powers, and Mark Tucker.

(b)	Not Applicable.

Item 6.  Schedule of Investments.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
None.
Item 11.  Controls and Procedures.
(a)
The President and Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13.  Exhibits.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon President and Chief Executive Officer

Date:	January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Magoon
Christian Magoon President and Chief Executive Officer

Date:	January 29, 2020

By:	/s/ Bradley H. Bailey
Bradley H. Bailey Treasurer and Chief Financial Officer

Date:	January 29, 2020